RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (FY) (Details) - USD ($)		3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Aug. 18, 2020	Mar. 31, 2020
BALANCE SHEETS
Warrant liability		$ 11,246,750				$ 11,246,750		$ 13,365,500	$ 13,365,500
Total Liabilities	$ 27,171	22,128,924				22,128,924		22,584,508	22,584,508
Class A Common Stock Subject to Possible Redemption		203,540,920				203,540,920		203,568,640	203,568,640
Additional Paid-in Capital		7,089,593				7,089,593		7,061,874	7,061,874
Accumulated Deficit	(1,000)	(2,090,494)				(2,090,494)		(2,062,769)	(2,062,769)
Stockholders' Equity Attributable to Parent	(1,000)	5,000,004	$ 5,000,009		$ 24,000	5,000,004		5,000,009	5,000,009		$ 24,000
STATEMENTS OF OPERATIONS
Change in fair value of warrant liability		(2,729.500)				2,118,750		236,500
Transaction Costs								(837,355)
Net loss	$ (1,000)	(4,669,435)	$ 4,641,710		$ 0	(27,725)		$ (2,061,769)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption								20,505,492
Basic and diluted net loss per share, common stock subject to possible redemption	$ 0.00							$ 0.00
Weighted average non-redeemable common shares outstanding, basic and diluted								6,238,411
Basic and diluted net loss per non-redeemable common share	$ 0.00							$ (0.89)
STATEMENT OF CASH FLOWS
Initial classification of warrant liability									13,602,000
Initial classification of common stock subject to possible redemption								$ 204,793,060
Change in value of common stock subject to possible redemption						(27,720)		(1,224,420)
Restatement of warrants as derivative liabilities
BALANCE SHEETS
Warrant liability				$ 13,135,500			$ 13,135,500	13,365,500	13,365,500	$ 13,602,000
Total Liabilities				21,261,783			21,261,783	22,584,508	22,584,508	20,778,121
Class A Common Stock Subject to Possible Redemption				205,177,310			205,177,310	203,568,640	203,568,640	176,443,060
Additional Paid-in Capital				5,453,221			5,453,221	7,061,874	7,061,874	5,837,483
Accumulated Deficit				(454,099)			(454,099)	(2,062,769)	(2,062,769)	(838,356)
Stockholders' Equity Attributable to Parent				$ 5,000,010			$ 5,000,010	$ 5,000,009	$ 5,000,009	$ 5,000,003
Number of Class A common stock subject to redemption				20,517,731			20,517,731	20,356,864	20,356,864	17,644,306
STATEMENTS OF OPERATIONS
Change in fair value of warrant liability				$ 466,499			$ 466,499	$ 236,500
Transaction Costs				(837,355)			(837,355)	(837,355)
Net loss				$ (453,099)			$ (453,099)	$ (2,061,769)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption				18,952,768			18,952,768	20,323,974
Basic and diluted net loss per share, common stock subject to possible redemption				$ 0.00				$ 0.00
Weighted average non-redeemable common shares outstanding, basic and diluted				3,374,881			3,424,425	2,318,726
Basic and diluted net loss per non-redeemable common share								$ (0.89)
STATEMENT OF CASH FLOWS
Net loss							$ (453,099)	$ (2,061,770)
Allocation of initial public offering costs							837,356	837,356
Initial classification of warrant liability							13,602,000	13,602,000
Initial classification of common stock subject to possible redemption							204,793,060	204,793,060
Change in value of common stock subject to possible redemption							384,250	(1,224,420)
As Previously Reported | Restatement of warrants as derivative liabilities
BALANCE SHEETS
Total Liabilities				$ 8,126,283			8,126,283	9,219,008	$ 9,219,008	$ 7,176,121
Class A Common Stock Subject to Possible Redemption				218,312,810			218,312,810	216,934,140	216,934,140	190,045,060
Additional Paid-in Capital				5,082,496			5,082,496	6,461,152	6,461,152	5,000,263
Accumulated Deficit				(83,243)			(83,243)	(1,461,914)	(1,461,914)	(1,000)
Stockholders' Equity Attributable to Parent				$ 5,000,010			$ 5,000,010	$ 5,000,009	$ 5,000,009	$ 5,000,003
Number of Class A common stock subject to redemption				21,831,281			21,831,281	21,693,414	21,693,414	19,004,506
STATEMENTS OF OPERATIONS
Net loss				$ (82,243)			$ (82,243)	$ (1,460,914)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption							15,112,852	16,131,141
Basic and diluted net loss per share, common stock subject to possible redemption				$ 0.00			$ 0.00	$ 0.00
Weighted average non-redeemable common shares outstanding, basic and diluted				5,952,197			3,895,358	4,542,198
Basic and diluted net loss per non-redeemable common share				$ (0.02)			$ (0.02)	$ (0.32)
STATEMENT OF CASH FLOWS
Net loss							$ (82,243)	$ (1,460,914)
Initial classification of common stock subject to possible redemption							218,395,060	218,395,060
Change in value of common stock subject to possible redemption							(82,250)	(1,460,920)
As Adjustments | Restatement of warrants as derivative liabilities
BALANCE SHEETS
Warrant liability				$ 13,135,500			13,135,500	13,365,500	$ 13,365,500	$ 13,602,000
Total Liabilities				13,135,500			13,135,500	13,365,500	13,365,500	13,602,000
Class A Common Stock Subject to Possible Redemption				(13,135,500)			(13,135,500)	(13,365,500)	(13,365,500)	(13,602,000)
Additional Paid-in Capital				370,725			370,725	600,722	600,722	837,220
Accumulated Deficit				$ (370,856)			$ (370,856)	$ (600,855)	$ (600,855)	$ (837,356)
Number of Class A common stock subject to redemption				(1,313,550)			(1,313,550)	(1,336,550)	(1,336,550)	(1,360,200)
STATEMENTS OF OPERATIONS
Change in fair value of warrant liability				$ 466,499			$ 466,499	$ 236,500
Transaction Costs				(837,355)			(837,355)	(837,355)
Net loss				$ (370,856)			$ (370,856)	$ (600,855)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption				18,952,768			3,839,915	4,192,832
Basic and diluted net loss per share, common stock subject to possible redemption				$ 0			$ 0	$ 0
Weighted average non-redeemable common shares outstanding, basic and diluted				(2,577,316)			(470,933)	(2,223,472)
Basic and diluted net loss per non-redeemable common share							$ 0.02
STATEMENT OF CASH FLOWS
Net loss							$ (370,856)	$ (600,856)
Allocation of initial public offering costs							837,356	837,356
Initial classification of warrant liability							13,602,000	13,602,000
Initial classification of common stock subject to possible redemption							(13,602,000)	(13,602,000)
Change in value of common stock subject to possible redemption							466,500	236,500
Class A Common Stock
BALANCE SHEETS
Common Stock		330				330		$ 329	$ 329
Number of Class A common stock subject to redemption	0							20,356,864	20,356,864
Class A Common Stock | Restatement of warrants as derivative liabilities
BALANCE SHEETS
Common Stock				$ 313			313	$ 329	$ 329	$ 301
Class A Common Stock | As Previously Reported | Restatement of warrants as derivative liabilities
BALANCE SHEETS
Common Stock				182			182	196	196	165
Class A Common Stock | As Adjustments | Restatement of warrants as derivative liabilities
BALANCE SHEETS
Common Stock				$ 131			$ 131	133	133	$ 136
Class B Common Stock
BALANCE SHEETS
Common Stock		$ 575				$ 575		$ 575	$ 575